COMMITMENTS - Brucejack Mine and Offtake and stream obligations (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2015	Dec. 31, 2017
Mineral properties
Contingencies line items
Return royalty on production from property		1.20%
Mineral properties | Refined Gold
Contingencies line items
Mineral (in ounces)		503,386
Mineral properties | Refined Silver
Contingencies line items
Mineral (in ounces)		17,907,080
Stream obligation
Contingencies line items
Obligated payment	$ 20,000
Stream obligation | Refined Gold
Contingencies line items
Mineral (in ounces)		7,067,000
Mineral obligation (in percent)		8.00%
Stream obligation | Refined Silver
Contingencies line items
Mineral (in ounces)		26,297,000
Mineral obligation (in percent)		8.00%
Offtake obligation | Refined Gold
Contingencies line items
Mineral (in ounces)		7,067,000
Mineral obligation (in percent)		100.00%